Contingencies	6 Months Ended
Dec. 31, 2023
Contingencies
Contingencies

27 Contingencies

(a)	The commitment of tax payments

On October 13, 2020, Mingyou Industrial Investment (Guangzhou) Co., Ltd. (“Mingyou”), being a subsidiary of the Group’s equity-accounted investee prior to October 27, 2021 and a subsidiary of the Group since October 27, 2021, was set up to acquire the land use right of a parcel of land and to establish a new headquarters building for the Group in a district in Guangzhou, the PRC. In connection with the acquisition of the land use right and the construction of new headquarter building by Mingyou, on November 26, 2020, MINISO Guangzhou entered into a letter of intent (“the Letter”) with the local government of that district, whereby MINISO Guangzhou committed to the local government that the aggregate amount of tax levies paid by the subsidiaries of MINISO Guangzhou in that district and Mingyou would be no less than RMB965,000,000 for a five-year period starting from January 1, 2021, with RMB160,000,000 for 2021, RMB175,000,000 for 2022, RMB190,000,000 for 2023, RMB210,000,000 for 2024 and RMB230,000,000 for 2025. If the above entities fail to meet such commitment, MINISO Guangzhou will be liable to compensate the shortfall.

In January 2021, April 2022 and March 2023, MINISO Guangzhou provided performance guarantees of RMB 160,000,000, RMB175,000,000 and RMB190,000,000 respectively issued by a commercial bank to the local government in respect of the commitments of tax payments for the calendar years of 2021, 2022 and 2023. The above entities had met the commitments for the calendar years of 2021, 2022 and 2023 and therefore MINISO Guangzhou was not required to make any compensation to the local government under the above performance guarantees. The above performance guarantees expired on March 31, 2022, 2023 and 2024, respectively.

In March 2024, MINISO Guangzhou provided performance guarantees of RMB210,000,000, issued by a commercial bank to the local government in respect of the commitments of tax payments for the calendar year 2024, which was valid from April 1, 2024 to March 31, 2025. The directors have assessed that, based on the relevant taxes paid and payable for the calendar year of 2024, the above entities are expected to meet the commitment for the calendar year of 2024 and it thus is not probable that MINISO Guangzhou needs to make such compensation to the local government under the above performance guarantees. No provision has therefore been made in respect of this matter as at December 31, 2024. Subsequently in April 2025, MINISO Guangzhou provided performance guarantees of RMB 230,000,000 issued by a commercial bank to the local government in respect of the commitments of tax payments for the calendar years of 2025.

(b)	Securities class action

A putative securities class action lawsuit relating to the disclosures in the Company’s IPO registration and prospectus was filed against the Company and certain of the Company’s officers and directors on August 17, 2022 in the United States. Plaintiffs purport to bring this action on behalf of a class of similarly situated investors and seek monetary damages on behalf of the class. The lead plaintiff was appointed in November 2022 and has filed the complaint to the court. The Company and other defendants has filed the motion to dismiss the complaint which has been granted by the court with leave to amend in February 2024. The plaintiffs have filed and completed briefing on a motion for reconsideration of the court’s decision in April 2024 and intended to file a further amended complaint. As at December 31, 2024, the court’s decision on the motion for reconsideration was pending. The directors and the Group’s litigation counsel were still unable to assess the outcome of the action or reliably estimate the potential losses, if any.

Subsequently in March 2025, the motion for reconsideration of the court's decision was rejected by the court. Plaintiff has until April 28, 2025 to file a further amended complaint.